Incentive Compensation Plans - Narrative (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 12, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of automatic increases in shares authorized	10 years
Yearly automatic percent increases in shares authorized				4.00%
Options, grants in period (in shares)		8,114,196
Weighted average exercise price of options granted (in USD per share)		$ 16.74
Weighted average grant date fair value of options granted in period (in USD per share)		$ 6.52
Unrecognized compensation cost		$ 41,744		$ 10,931
Unrecognized compensation cost weighted average period for recognition				2 years 10 months 2 days
Employer matching contribution, percent of match		50.00%		0.50%
Employer matching contribution percent of employees' contributions		6.00%		6.00%
Defined contribution plan costs		$ 497	$ 352	$ 378	$ 1,250	$ 998
Vesting requirements		4 years		4 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period of award				5 years
Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, grants in period (in shares)				8,818,051	1,770,289
Weighted average grant date fair value of options granted in period (in USD per share)				$ 1.47	$ 1.45	$ 1.06
Unrecognized compensation cost weighted average period for recognition		3 years 2 months 12 days
Restricted Stock Units (RSU's)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSU's granted in period (in shares)		836,208
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	14,526,237
Yearly automatic percent increases in shares authorized	4.00%
Options, grants in period (in shares)		7,651,600
Number of shares available for grant (in shares)		8,040,902,000
2020 Plan | Restricted Stock Units (RSU's)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost weighted average period for recognition		2 years 8 months 12 days
Weighted average grant date fair value of RSU's granted in period (in USD per share)		$ 16.80
Unrecognized compensation cost		$ 12,415
2020 Plan | Restricted Stock Units (RSU's) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period of award		4 years
2020 Plan | Restricted Stock Units (RSU's) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period of award		1 month
2020 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	1,452,623
Yearly automatic percent increases in shares authorized	1.00%
Shares issued in period (in shares)		0
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, grants in period (in shares)		462,596